Property, Plant and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 416	$ 358	$ 1,539	$ 1,441
Depreciation and amortization expense			$ 1,500	$ 1,400